Loss before Income Taxes	12 Months Ended
Dec. 31, 2025
Loss For Year [Abstract]
Loss before Income Taxes

Note 5 Loss before Income Taxes

Loss before income taxes includes the following specific expenses:

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Share-based payments expense^
Performance rights granted	$1,281,379	$5,591,417	$5,094,244
Share rights granted	279,365	444,613	399,982
Options granted	(2,703,380)	(512,470)	127,734
Total share-based compensation expense	$(1,142,636)	$5,523,560	$5,621,960
^ Refer to note 28 for further information regarding share-based payments.
Borrowing costs
Interest accrued and costs associated with convertible notes	$10,124,844	$1,776,230	$980,852
Unwinding of fair value gain	56,697	25,510	18,553
Interest accrued on borrowings	1,764,900	1,765,258	1,864,697
Total borrowing costs	$11,946,441	$3,566,998	$2,864,102

(in U.S. dollars)	Year Ended December 31,
Administrative and other expenses	2025	2024	2023
Insurance	$3,465,211	$4,125,899	$6,750,308
Legal fees	1,675,769	2,735,055	1,730,766
Occupancy expenses	3,132,865	2,470,502	418,206
Consulting fees	7,042,419	4,298,968	3,672,513
Software implementation and systems-related expenses	1,410,012	1,214,833	1,758,962
Other	5,482,362	5,074,035	4,533,142
Total administrative and other expenses	$22,208,638	$19,919,292	$18,863,897